Item 1: Schedule of Investments

Putnam New Value Fund

The fund's portfolio
November 30, 2005 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and Defense (4.0%)
Boeing Co. (The)	346,900	$23,655,111
Lockheed Martin Corp.	893,400	54,140,040
		77,795,151

Airlines (1.4%)
Southwest Airlines Co.	1,674,900	27,635,850

Automotive (0.7%)
Lear Corp. (S)	465,900	12,970,656

Banking (9.9%)
Bank of America Corp.	2,001,400	91,844,246
Commerce Bancorp, Inc.	572,000	19,270,680
U.S. Bancorp	2,022,100	61,229,188
Washington Mutual, Inc.	490,200	20,191,338
		192,535,452

Building Materials (1.8%)
Masco Corp.	1,181,700	35,179,209

Chemicals (3.5%)
Dow Chemical Co. (The)	455,000	20,588,750
E.I. du Pont de Nemours & Co.	619,500	26,483,625
Huntsman Corp. (NON) (S)	483,300	9,182,700
Rohm & Haas Co.	282,800	12,386,640
		68,641,715

Computers (2.5%)
Hewlett-Packard Co.	1,673,000	49,637,910

Conglomerates (4.2%)
Textron, Inc.	232,000	18,304,800
Tyco International, Ltd.	2,207,800	62,966,456
		81,271,256

Consumer Finance (2.7%)
Capital One Financial Corp.	288,700	23,979,422
Countrywide Financial Corp.	843,300	29,355,273
		53,334,695

Consumer Services (0.5%)
Service Corporation International	1,141,300	9,370,073

Containers (0.7%)
Owens-Illinois, Inc. (NON)	612,900	13,330,575

Electric Utilities (4.0%)
Great Plains Energy, Inc. (S)	308,800	8,973,728
PG&E Corp. (S)	1,279,400	47,056,332
Sierra Pacific Resources (NON)	1,699,500	22,909,260
		78,939,320

Electronics (2.1%)
Intel Corp.	974,800	26,007,664
Motorola, Inc.	625,400	15,065,886
		41,073,550

Financial (6.3%)
Citigroup, Inc.	1,684,000	81,758,200
Freddie Mac	656,500	40,998,425
		122,756,625

Forest Products and Packaging (1.2%)
Smurfit-Stone Container Corp. (NON) (S)	1,004,500	12,727,015
Weyerhaeuser Co.	150,800	9,999,548
		22,726,563

Gaming & Lottery (0.2%)
GTECH Holdings Corp.	105,000	3,213,000

Health Care Services (2.8%)
Cardinal Health, Inc.	432,000	27,626,400
CIGNA Corp.	246,600	27,747,432
		55,373,832

Homebuilding (0.7%)
Lennar Corp.	248,300	14,321,944

Household Furniture and Appliances (0.8%)
Whirlpool Corp. (S)	190,100	15,559,685

Insurance (10.0%)
ACE, Ltd. (Bermuda)	715,900	39,732,450
American International Group, Inc.	587,200	39,424,608
Chubb Corp. (The)	467,800	45,301,752
Genworth Financial, Inc. Class A	608,500	20,962,825
MetLife, Inc.	385,100	19,809,544
St. Paul Travelers Cos., Inc. (The)	454,400	21,143,232
XL Capital, Ltd. Class A (Bermuda)	133,200	8,841,816
		195,216,227

Leisure (1.0%)
Brunswick Corp.	503,700	19,790,373

Manufacturing (1.1%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	518,200	20,536,266

Media (1.5%)
Walt Disney Co. (The)	1,170,700	29,185,551

Medical Technology (0.5%)
PerkinElmer, Inc. (S)	456,500	10,412,765

Metals (1.7%)
Alcoa, Inc.	1,229,400	33,697,854

Natural Gas Utilities (0.8%)
Southern Union Co. (NON) (S)	648,185	15,297,166

Oil & Gas (10.5%)
Amerada Hess Corp.	152,700	18,708,804
Chevron Corp.	726,100	41,612,791
ConocoPhillips	443,300	26,824,083
Exxon Mobil Corp.	1,103,800	64,053,514
Marathon Oil Corp.	308,000	18,261,320
Occidental Petroleum Corp.	242,200	19,206,460
Valero Energy Corp.	176,500	16,979,300
		205,646,272

Pharmaceuticals (2.9%)
Pfizer, Inc.	2,693,300	57,097,960

Photography/Imaging (1.6%)
Xerox Corp. (NON) (S)	2,182,800	30,995,760

Publishing (1.0%)
R. R. Donnelley & Sons Co.	540,400	18,481,680

Railroads (1.6%)
Norfolk Southern Corp.	707,200	31,286,528

Regional Bells (1.5%)
Verizon Communications, Inc.	924,000	29,549,520

Restaurants (2.5%)
McDonald's Corp.	1,446,300	48,957,255

Retail (4.9%)
Foot Locker, Inc.	246,900	5,387,358
Home Depot, Inc. (The)	930,600	38,880,468
Office Depot, Inc. (NON)	687,500	20,405,000
Rite Aid Corp. (NON)	2,691,800	9,932,742
Supervalu, Inc.	626,400	20,495,808
		95,101,376

Software (1.2%)
Oracle Corp. (NON)	1,847,800	23,226,846

Tobacco (2.9%)
Altria Group, Inc.	781,800	56,907,222

Toys (0.4%)
Mattel, Inc.	457,200	7,612,380

Waste Management (0.5%)
Waste Management, Inc.	338,400	10,121,544

Total common stocks (cost $1,585,521,656)		$1,914,787,606

SHORT-TERM INVESTMENTS (3.9%)(a)
	Principal
	amount/Shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 4.00% to 4.29% and due dates ranging from December 1,
2005 to January 27, 2006 (d)	$35,032,303	$34,983,169

Putnam Prime Money Market Fund (e)	40,286,364	40,286,364

Total short-term investments (cost $75,269,533)		$75,269,533

TOTAL INVESTMENTS

Total investments (cost $1,660,791,189) (b)		$1,990,057,139

NOTES

(a) Percentages indicated are based on net assets of $1,954,484,719.

(b) The aggregate identified cost on a tax basis is $1,671,869,299 resulting in gross unrealized appreciation and depreciation of $362,143,968 and $43,956,128, respectively, or net unrealized appreciation of $318,187,840.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at November 30, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2005, the value of securities loaned amounted to $33,866,139. Certain of these securities were sold prior to period-end. The fund received cash collateral of $34,983,169 which is pooled with collateral of other Putnam funds into 25 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $162,862 for the period ended November 30, 2005. During the period ended November, 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $122,218,007 and $107,993,838 respectively.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

<SUBMISSION>
<TYPE>	N-Q
<LIVE>
<DOCUMENT-COUNT>	2
<NOTIFY-INTERNET>	tom@mcmutual.com
<NOTIFY-INTERNET>	joe@mcmutual.com
<SROS>	NONE
<STATES-SRD>
<SUBMISSION-CONTACT>
<NAME>	JOE LATTERA
<PHONE>	1 (856)858-3440
</SUBMISSION-CONTACT>
<FILER>
<CIK>	0000932101
<CCC>	zt#dp5gd
</FILER>
<PERIOD>	11/30/05
<DOCUMENT>
<TYPE>	N-Q
< DESCRIPTION	PUTNAM INVESTMENT FUNDS
<TEXT>

Putnam International Capital Opportunities Fund

The fund's portfolio
November 30, 2005 (Unaudited)

COMMON STOCKS (100.1%)(a)

	Shares	Value

Australia (3.7%)
Adelaide Bank, Ltd.	21,576	$210,644
Adelaide Brighton, Ltd.	1,719,989	2,598,905
Ansell, Ltd.	12,086	95,984
ARC Energy, Ltd. (NON)	712,248	891,581
Australand Holdings, Ltd.	3,607,094	5,401,325
BlueScope Steel, Ltd.	2,231,054	11,635,588
Caltex Australia, Ltd.	893,012	13,988,306
Colorado Group, Ltd.	844,569	2,982,123
Just Group, Ltd.	320,342	586,059
Kingsgate Consolidated, Ltd.	451,383	1,397,044
QBE Insurance Group, Ltd.	577,210	8,101,519
Tap Oil, Ltd. (NON)	450,945	908,811
		48,797,889

Austria (0.7%)
Andritz AG	87,442	8,731,909

Belgium (1.1%)
Colruyt SA	78,498	10,538,005
Gimv NV	60,774	3,151,036
Mobistar SA	8,288	668,723
Option NV (NON)	573	39,447
		14,397,211

Bermuda (1.0%)
Arch Capital Group, Ltd. (NON)	113,400	5,948,964
Endurance Specialty Holdings, Ltd.	195,100	6,721,195
		12,670,159

Brazil (--%)
Gerdau SA (Preference)	14,942	222,707

Canada (6.8%)
Agrium, Inc.	22,193	451,344
ATI Technologies, Inc. (NON)	3,892	63,395
AUR Resources, Inc.	1,169,701	10,512,591
Baytex Energy Trust	98,000	1,413,421
Biovail Corp.	620,000	14,477,103
Boardwalk Real Estate Investment Trust (R)	13,680	234,186
Cognos, Inc. (NON)	5,738	191,545
Corus Entertainment, Inc. Class B	15,700	389,712
GMP Capital Corp.	108,300	3,295,442
Hudson's Bay, Co.	15,800	203,535
Industrial Alliance Insurance and Financial Services, Inc.	160,408	3,810,085
Inmet Mining Corp.	395,087	7,869,275
Iteration Energy, Ltd. (NON)	343,300	1,425,152
Kingsway Financial Services, Inc.	97,200	1,814,544
Methanex Corp.	851,736	14,872,391
Norbord, Inc.	937,216	9,024,805
Northern Orion Resources, Inc. (NON)	771,000	2,072,190
Northgate Minerals Corp. (NON)	717,600	1,093,322
Royal Group Technologies, Ltd. (Toronto Exchange) (NON)	29,100	258,047
SNC-Lavalin Group, Inc.	92,978	5,747,557
Teck Corp.	8,360	383,188
Transat A.T., Inc. Class A (NON)	191,990	2,836,384
Transat A.T., Inc. Class B (NON)	274,900	4,103,617
Zargon Energy Trust	116,500	3,031,413
		89,574,244

Czech Republic (--%)
Komercni Banka AS	1,939	269,708

Denmark (1.6%)
Amagerbanken A/S	2,230	405,722

Biomar A/S	80,750	1,899,836
Codan A/S	88,700	4,664,529
D/S Norden	2,674	1,251,953
Forstaedernes Bank A/S	5,950	596,823
GN Store Nord	73,632	873,551
Jyske Bank A/S (NON)	180,601	8,408,683
Nordisk Solar Co. Class B	15,400	1,058,912
SimCorp A/S	23,450	2,259,767
		21,419,776

Finland (0.9%)
Orion-Yhtymae OYJ Class B	4,699	83,294
Ramirent OYJ	79,800	2,066,385
Rautaruukki OYJ	475,500	9,672,246
		11,821,925

France (3.3%)
April Group	37,431	1,367,660
Axalto Holding NV (NON)	29,441	780,837
Beneteau SA (NON)	6,423	449,825
Camaieu (NON)	9,867	1,300,406
Ciments Francais Class A	2,942	337,453
CNP Assurances	169,538	12,836,490
Compagnie Plastic-Omnium SA	31,107	990,285
Eiffage SA	2,966	244,256
Generale De Sante	159,078	5,490,271
Geodis	11,251	1,350,920
GFI Informatique (NON)	232,177	1,485,395
Kaufman & Broad SA	7,730	564,225
Montupet	36,924	669,748
Neopost SA	7,178	676,736
Nexity	131,875	6,185,844
Nexity 144A	32,580	1,528,226
Societe BIC SA	20,848	1,218,814
Sodexho Alliance SA	29,117	1,158,036
Spir Communication	8,638	1,260,053
Trigano SA	32,732	1,344,389
Valeo SA	62,060	2,287,137
		43,527,006

Germany (5.3%)
Adidas-Salomon AG	89,143	15,627,434
Altana AG	166,545	8,794,887
AMB Generali Holding AG	3,373	302,482
Balda AG	74,118	914,788
Bechtle AG	36,902	724,589
Continental AG	251,906	21,308,361
Deutsche Beteiligungs AG	14,345	236,579
Deutsche Boerse AG	17,358	1,708,802
ElringKlinger AG	13,269	498,846
Fresenius AG (Preference)	2,336	305,396
Hannover Rueckversicherungs AG	224,103	7,459,794
Mobilcom AG (S)	469,224	9,520,346
Pfeiffer Vacuum Technology AG	9,506	476,678
Puma AG Rudolf Dassier Sport	3,609	974,360
Villeroy & Boch AG (Preference)	16,748	221,219
		69,074,561

Greece (0.4%)
Attica Holdings SA	229,380	937,225
Metka SA	209,140	2,004,565
Mytilineos Holdings SA	91,990	1,743,959
		4,685,749

Guernsey (0.7%)
Amdocs, Ltd. (NON)	343,784	9,086,211

Hong Kong (4.5%)
Beijing Enterprises Holdings, Ltd.	892,000	1,527,968
Chinese Estates Holdings, Ltd.	152,000	147,505
CNPC Hong Kong, Ltd.	44,820,000	9,367,162
First Pacific Co., Ltd.	14,748,000	5,493,430
Hysan Development Co., Ltd	54,000	127,584
Jinhui Shipping & Transportation, Ltd.	3,367,500	9,699,717
Midland Holdings, Ltd.	6,668,000	3,050,880
Orient Overseas International, Ltd.	2,696,660	8,747,153
SmarTone Telecommunications Holdings, Ltd.	1,693,500	1,845,473
Solomon Systech International, Ltd.	98,000	39,989

Tommy Hilfiger Corp. (NON)	722,333	13,045,334
TPV Technology, Ltd.	58,000	48,928
Truly International Holdings	710,000	814,466
VTech Holdings, Ltd.	113,000	382,106
Wheelock and Co., Ltd.	2,638,000	4,319,303
		58,656,998

India (0.5%)
Canara Bank	364,691	1,664,789
Indian Petrochemicals Co.	67,563	335,430
Tata Iron & Steel Co., Ltd.	641,505	4,880,083
		6,880,302

Ireland (0.3%)
DCC PLC	71,256	1,283,460
Depfa Bank PLC	83,979	1,264,249
Eircom Group PLC	28,243	66,116
FBD Holdings PLC	9,282	368,461
Paddy Power PLC	27,439	341,825
		3,324,111

Italy (4.4%)
Brembo SpA	106,965	806,081
Compagnie Industriali Riunite (CIR) SpA	2,278,000	5,882,491
Cremonini SpA	536,000	1,281,195
Datamat SpA	190,924	2,163,808
ERG SpA	471,000	11,538,048
Ergo Previdenza SpA	255,148	1,481,935
Esprinet SpA	554,763	5,192,143
Fondiaria-Sai SpA	3,922	91,476
Italcementi SpA	853,524	14,392,365
Milano Assicurazioni SpA	1,518,000	10,186,265
Parmalat Finanziaria SpA (F)(NON) (S)	5,785,367	682
Premafin Finanziaria SpA	376,500	852,426
Sai-Soc Assicuratrice Industriale SpA (SAI) (S)	134,500	4,095,440
Sogefi SpA	48,665	277,045
		58,241,400

Japan (30.1%)
Aica Kogyo Co., Ltd.	15,000	185,244
Aichi Bank, Ltd. (The)	800	99,228
Airport Facilities Co., Ltd.	68,200	395,021
Alpine Electronics, Inc.	19,600	263,685
Amano Corp.	86,000	1,377,397
Aplus Co., Ltd. (NON)	177,500	817,179
Asahi Diamond Industrial Co., Ltd.	178,000	1,428,067
Asahi Pretec Corp.	64,800	1,530,564
Asahi Soft Drinks Co., Ltd.	165,500	1,841,568
Bank of Fukuoka, Ltd. (The)	34,000	254,262
BML, Inc.	83,100	1,340,216
Brother Industries, Ltd.	1,756,000	16,332,055
CAC Corp.	82,400	947,580
Canon Electronics, Inc.	83,400	3,183,355
Canon Sales Co., Inc.	211,000	4,402,178
Capcom Co., Ltd. (S)	444,700	5,023,633
Casio Computer Co., Ltd.	19,000	326,300
Century Leasing System, Inc.	225,500	3,104,616
Chubu Steel Plate Co., Ltd.	34,000	446,809
Citizen Watch Co., Ltd.	1,449,800	11,955,883
CKD Corp.	298,000	3,372,652
Cleanup Corp.	109,000	979,109
COMSYS Holdings Corp.	20,000	234,209
Daiichi Sankyo Co., Ltd.	542,900	9,889,260
Daiichikosho Co., Ltd.	206,700	4,328,961
Daishi Bank, Ltd. (The)	60,000	281,175
Daishinku Corp.	234,000	1,156,038
Daiwabo Information System Co., Ltd.	167,000	2,780,177
Data Communication System Co., Ltd.	21,900	703,536
Doutor Coffee Co., Ltd.	20,100	421,474
Eizo Nanao Corp.	42,000	1,633,302
ESPEC Corp.	86,000	1,258,487
Foster Electric Co., Ltd. (S)	106,000	1,216,601
Fujicco Co., Ltd.	49,000	667,915
Fujimi, Inc.	64,900	1,222,016
Fujitsu General, Ltd. (NON)	235,000	760,544
Furuno Electric Co., Ltd.	57,000	634,706
Geomatec Co., Ltd.	15,800	211,614
Glory, Ltd.	493,000	8,073,572
Hachijuni Bank, Ltd. (The)	35,000	262,092
Happinet Corp.	3,000	80,208

Higashi-Nippon Bank, Ltd. (The)	182,000	936,270
Hirose Electric Co., Ltd.	900	120,794
Hisamitsu Pharmaceutical Co., Inc.	357,000	8,316,885
Hitachi High-Technologies Corp.	12,000	262,095
Hokuetsu Bank, Ltd. (The)	548,000	1,668,424
Ichiyoshi Securities Co., Ltd.	179,900	2,453,677
Infocom Corp.	3,260	4,049,080
ITO EN, Ltd.	9,700	465,487
Iyo Bank Ltd. (The)	9,000	91,915
Japan Business Computer Co., Ltd.	13,900	111,400
Joyo Bank, Ltd. (The)	27,000	152,768
Kagawa Bank, Ltd. (The)	121,000	814,829
Kagoshima Bank, Ltd. (The)	31,000	246,025
Kaken Pharmaceutical Co., Ltd.	370,000	2,698,471
Kaneka Corp.	1,069,000	12,747,135
Kansai Paint Co., Ltd.	21,000	146,509
Keihin Corp.	515,300	13,427,827
Keiyo Bank, Ltd. (The)	20,000	135,104
Kenwood Corp.	168,000	313,487
Kyowa Hakko Kogyo Co., Ltd.	57,000	402,890
Leopalace21 Corp.	6,400	203,920
Makita Corp.	861,000	21,094,606
Mars Engineering Corp.	153,500	3,665,179
Meiko Network Japan Co., Ltd.	149,600	830,538
Mito Securities Co., Ltd.	24,000	129,554
Mitsubishi Plastics, Inc.	335,000	1,041,234
Musashi Seimitsu Industry Co., Ltd.	14,000	357,926
NEC Electronics Corp. 144A	21,500	751,856
Neturen Co., Ltd. (S)	155,000	1,258,167
NGK Spark Plug Co., Ltd.	1,032,000	21,735,085
Nice Corp.	347,000	1,432,638
Nichiha Corp.	27,200	400,114
Nihon Eslead Corp.	4,400	115,966
Nikkiso Co., Ltd.	264,000	1,976,713
Nippo Corp.	132,000	977,834
Nippon Denko Co., Ltd. (S)	1,055,000	3,581,470
Nippon Kanzai Co., Ltd.	51,900	1,449,908
Nippon Seiki Co., Ltd.	13,100	226,547
Nippon Shinyaku Co., Ltd.	119,000	930,564
Nippon Shokubai Co., Ltd.	41,000	432,219
Nippon Thompson Co., Ltd.	367,000	3,156,235
Nissin Kogyo Co., Ltd.	13,300	621,809
Nitto Kohki Co., Ltd.	37,700	824,020
Noritake Co., Ltd.	325,000	1,877,895
Noritsu Koki Co., Ltd.	85,300	1,473,792
Oita Bank, Ltd. (The) (Private)	23,000	178,850
Okamura Corp.	381,000	2,850,026
Okinawa Cellular Telephone Co.	50	99,550
Ono Pharmaceutical Co., Ltd.	232,700	9,670,204
Onward Kashiyama Co., Ltd.	917,000	15,210,959
Osaka Steel Co., Ltd.	144,800	2,330,538
Pigeon Corp.	80,000	1,011,988
Rasa Industries, Ltd.	562,000	2,052,245
Rhythm Watch Co., Ltd.	573,000	1,074,786
Ricoh Leasing Co., Ltd.	252,000	6,750,290
Riso Kagaku Corp.	36,200	670,258
Rohoto Pharmaceutical Company, Ltd.	79,000	749,864
Sankyo Co., Ltd.	278,700	14,042,246
Santen Pharmaceutical Co., Ltd.	455,000	10,815,561
Sanyo Shinpan Finance Co., Ltd.	77,700	5,466,043
Seikagaku Corp.	247,500	2,554,954
Shimano, Inc.	416,900	9,960,196
Shinkawa, Ltd.	70,500	1,618,087
Showa Corp.	74,000	1,231,970
SMK Corp.	92,000	551,040
Square Enix Co., Ltd.	5,000	138,072
Sumisho Lease Co., Ltd.	63,000	2,753,135
Tachi-S Co., Ltd.	54,600	540,344
Takamatsu Corp.	24,100	1,086,111
Takasago International Corp.	192,000	834,360
Takiron Co., Ltd.	244,000	912,030
Tamron Co., Ltd. (S)	246,400	3,147,444
Tanabe Seiyaku Co., Ltd.	1,406,000	13,563,566
Toa Corp.	224,000	1,913,143
Tocalo Co., Ltd.	60,300	2,035,282
Toho Gas Co., Ltd.	79,000	311,477
Tokai Rika Co., Ltd.	55,000	1,270,328
Tokyo Steel Manufacturing Co., Ltd.	955,200	12,405,669
Toppan Forms Co., Ltd.	17,300	235,397
Toshiba Machine Co., Ltd.	63,000	564,600
Toshiba TEC Corp.	834,000	4,242,791
Toyo Kohan Co., Ltd. (S)	296,000	1,044,490
Toyo Securities Co., Ltd.	786,000	3,362,778
UMC Japan (NON)	630	198,209

Uniden (S)	802,000	15,174,362
Unipres Corp.	64,000	625,973
Yamaha Motor Co., Ltd.	14,100	321,248
Yamato Kogyo Co., Ltd.	819,000	12,321,437
Yodogawa Steel Works, Ltd.	640,000	3,739,098
Yonekyu Corp.	281,500	3,145,333
Yoshimoto Kogyo Co., Ltd.	176,000	3,176,499
Zuken, Inc.	38,500	406,570
		393,888,750

Netherlands (1.0%)
Grontmij NV	12,500	870,104
Heijmans NV	9,365	416,684
Koninklijke DSM NV	34,670	1,281,705
Stork NV	262,458	9,869,529
		12,438,022

New Zealand (--%)
Fletcher Building, Ltd.	54,347	276,404

Norway (1.2%)
Acta Holding ASA	1,618,000	3,463,185
EDB Business Partner ASA	155,600	1,132,639
Expert ASA	124,400	1,244,715
Odfjell ASA Class B	129,300	2,215,555
ProSafe ASA	19,400	696,193
Sparebanken Midt-Norge	230,330	2,466,555
Sparebanken Nord-Norge	46,000	929,071
Tandberg ASA	65,891	579,331
Veidekke ASA	79,400	2,269,843
		14,997,087

Portugal (0.1%)
Impresa SGPS (NON)	144,446	812,631
Sonaecom, SGPS SA (NON)	225,671	1,006,302
		1,818,933

Singapore (0.7%)
GES International, Ltd.	1,677,000	942,430
Jurong Technologies Industrial Corp., Ltd.	470,000	561,253
MMI Holdings, Ltd.	904,000	309,050
MobileOne Asia, Ltd.	4,501,110	5,403,876
SembCorp Industries, Ltd.	425,820	672,102
Singapore Exchange, Ltd.	119,000	192,697
Suntec Real Estate Investment Trust (R)	287,000	183,068
United Overseas Land, Ltd.	164,000	231,649
		8,496,125

South Korea (4.4%)
Binggrae Co., Ltd.	95,070	3,806,636
Daegu Bank	26,970	390,445
Dongbu Insurance Co., Ltd.	52,190	886,846
Hanjin Shipping	9,550	204,654
Hyundai Heavy Industries	8,560	603,104
Hyundai Marine & Fire Insurance Co.	379,010	3,983,948
INI Steel Co.	619,980	13,154,544
Interflex Co., Ltd.	300,549	3,817,690
Jeonbuk Bank	12,510	122,625
Kwang Dong Pharmaceutical Co., Ltd.	1,401,340	5,266,706
LG Insurance Co., Ltd.	202,760	2,948,555
LG Petrochemical Co., Ltd.	13,110	346,196
Nong Shim Co., Ltd.	1,110	291,422
Pusan Bank	27,320	333,405
Samsung Heavy Industries Co., Ltd.	857,790	12,512,706
Samsung SDI Co., Ltd.	61,850	6,446,343
Tong Yang Investment Bank (NON)	229,610	1,882,610
		56,998,435

Spain (0.3%)
Fomento de Construcciones y Contratas SA	28,811	1,596,378
Gestevision Telecinco SA	13,890	331,933
Iberia Lineas Aereas de Espana SA	108,887	277,581
Indra Sistemas SA Class A	50,985	1,005,056
		3,210,948

Sweden (2.2%)

Eniro AB	35,593	385,991
Intrum Justita AB (NON)	406,000	3,555,966
JM AB	13,004	565,690
Kungsleden AB	17,000	492,700
Skanska AB Class B	1,029,412	15,307,737
SKF AB Class B	197,886	2,572,483
Swedish Match AB	42,336	483,761
Tele2 AB Class B	533,654	5,386,230
		28,750,558

Switzerland (3.2%)
AFG Arbonia-Forster Holding. AG	7,311	1,905,690
Baloise Holding AG Class R	312,596	16,641,641
Barry Callebaut AG (NON)	3,822	1,215,843
Charles Voegele Holding AG	58,710	4,270,111
George Fischer AG (NON)	15,921	5,118,827
Inficon Holding AG (NON)	7,377	897,418
Logitech International SA (NON)	30,560	1,399,689
Saurer AG (NON)	137,437	8,939,583
Schweiter Tehnologies AG (NON)	4,880	899,050
Zehnder Group AG Class B	860	1,021,829
		42,309,681

Taiwan (2.2%)
Faraday Technology Corp.	2,379,000	3,947,346
Greatek Electronics, Inc.	6,562,000	7,087,417
Hsinchu International Bank	10,714,000	5,271,951
Novatek Microelectronics Corp., Ltd.	21,000	113,790
Phoenixtec Power Co., Ltd.	486,000	509,036
WAN HAI Lines, Ltd.	5,582,229	3,382,244
Winbond Electronics Corp. (NON)	1,507,000	420,978
Yang Ming Marine Transport	12,254,000	7,680,669
		28,413,431

United Kingdom (19.5%)
Alexon Group PLC	545,335	1,986,885
Alliance & Leicester PLC	116,802	1,795,650
Anite Group PLC (NON)	1,085,553	1,125,788
Antofagasta PLC	543,861	15,597,923
Arla Foods UK PLC	891,583	856,933
Autologic Holdings PLC	130,035	251,794
Berkely Group Holdings PLC (NON)	788,978	13,811,424
Bespak PLC	123,724	1,059,644
Blacks Leisure Group PLC	273,768	2,046,040
Britannic Group PLC	332,305	3,672,592
British Airways PLC (NON)	45,723	245,722
Carillion PLC	1,550,412	8,062,649
Chaucer Holdings PLC	1,652,445	1,764,877
CLS Holdings PLC (NON)	99,665	842,134
Collins Stewart Tullett PLC	38,178	380,418
Cookson Group PLC (NON)	33,580	222,244
Countrywide PLC	708,701	4,663,107
Daily Mail and General Trust Class A	45,444	586,345
Dairy Crest Group PLC	1,367,307	11,832,287
Dana Petroleum PLC (NON)	397,687	6,363,536
Davis Service Group PLC	946,749	7,431,355
Dicom Group PLC	220,052	777,245
Domino Printing Sciences	489,374	2,133,815
Firstgroup PLC	47,532	280,522
French Connection Group PLC	1,559,971	7,137,791
Go-Ahead Group PLC	12,272	328,011
Greggs PLC	2,445	192,385
Gyrus Group PLC (NON)	17,722	110,674
Helical Bar PLC	228,005	1,232,673
Hiscox PLC	187,221	698,479
HMV Group PLC	3,112,004	10,017,850
Holidaybreak PLC	108,483	1,247,378
IMI PLC	1,226,179	9,903,265
Imperial Chemical Industries PLC	62,906	351,222
Kensington Group PLC	366,200	4,792,544
Kiln PLC	486,536	790,660
Kiln PLC (Rights) (NON)	208,515	24,352
Liontrust Asset Management PLC	135,279	667,644
London Scottish Bank PLC	864,887	1,215,501
London Stock Exchange PLC	199,843	2,061,076
Lookers PLC	138,754	1,085,122
Man Group PLC	445,858	13,614,143
McBride PLC	1,860,904	4,880,183
National Express Group PLC	599,857	9,302,221
Next PLC	7,417	176,536
Northern Rock PLC	1,199,129	17,218,114

Paladin Resources PLC	2,085,475	12,835,527
Pendragon PLC	643,372	5,366,380
Rentokil Initial PLC	68,761	191,060
RM PLC	409,466	1,123,731
Robert Wiseman Dairies PLC	198,130	947,594
RPC Group PLC	258,559	1,096,478
Sage Group (The) PLC	27,550	110,259
Savills PLC	19,952	312,620
Senior PLC	1,005,508	918,273
Severfield-Rowen PLC	101,684	1,529,796
Shire PLC	1,090,526	13,344,275
SurfControl PLC GDR (NON)	115,200	914,523
TDG PLC	232,110	970,049
Topps Tiles PLC	1,702,127	5,719,738
TT electronics PLC	742,986	1,818,968
Tullow Oil PLC	2,838,771	12,950,408
Uniq PLC	839,478	1,625,921
Vardy (Reg) PLC	245,631	3,380,436
Vitec Group PLC	82,737	507,793
William Hill PLC	1,386,639	12,141,004
Wincanton PLC	401,973	2,469,289
		255,112,875

Total common stocks (cost $1,048,661,799)		$1,308,093,115

SHORT-TERM INVESTMENTS (2.6%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	16,928,038	$16,928,037

Short-term investments held as collateral for loaned securities with yields
ranging from 3.93% to 4.00% and a due date of December 1, 2005 (d)	$17,862,971	15,937,510

U.S. Treasury Bills 3.70%, December 1, 2005 (SEG)	615,000	615,000

Total short-term investments (cost $33,480,547)		$33,480,547

TOTAL INVESTMENTS

Total investments (cost $1,082,142,346) (b)		$1,341,573,662

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/05 (aggregate face value $296,215,812) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$37,525,711	$38,250,178	1/18/06	$(724,467)
British Pound	31,451,866	32,197,370	12/21/05	(745,504)
Euro	137,094,721	144,642,866	12/21/05	(7,548,145)
Japanese Yen	12,112,043	12,336,310	2/15/06	(224,267)
Norwegian Krone	10,606,182	11,399,915	12/21/05	(793,733)
Swedish Krona	3,078,243	3,141,631	12/21/05	(63,388)
Swiss Franc	51,165,677	54,247,542	12/21/05	(3,081,865)

Total				$(13,181,369)

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/05 (aggregate face value $335,552,516) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$20,416,139	$20,720,987	01/18/06	$304,848
British Pound	4,759,982	4,768,069	12/21/05	8,087
Canadian Dollar	13,466,989	13,333,549	01/18/06	(133,440)
Euro	44,566,519	45,258,078	12/21/05	691,559
Hong Kong Dollar	44,166,020	44,157,745	02/15/06	(8,275)
Japanese Yen	139,642,635	142,594,796	02/15/06	2,952,161
Norwegian Krone	28,162,127	29,062,657	12/21/05	900,530
Swedish Krona	23,281,026	24,465,818	12/21/05	1,184,792
Swiss Franc	11,087,267	11,190,817	12/21/05	103,550

Total				$6,003,812

FUTURES CONTRACTS OUTSTANDING at 11/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

FTSE 100 Index (Long)	6	$564,581	Dec-05	$22,820
SPI 200 Index (Long)	8	684,555	Dec-05	28,977
Tokyo Price Index (Long)	9	1,154,714	Dec-05	76,164

Total				$127,961

NOTES

(a) Percentages indicated are based on net assets of $1,306,494,191.

(b) The aggregate identified cost on a tax basis is $1,082,161,541, resulting in gross unrealized appreciation and depreciation of $316,452,286 and $57,040,165, respectively, or net unrealized appreciation of $259,412,121.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2005, the value of securities loaned amounted to $15,937,510. Certain of these securities were sold prior to period-end. The fund received cash collateral of $17,861,031 which is pooled with collateral of other Putnam funds into 2 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $78,601 for the period ended November 30, 2005. During the period ended November 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $81,948,656 and $70,195,466, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees. On November 30, 2005, fair value pricing was also used for certain foreign securities in the portfolio.

At November 30, 2005, liquid assets totaling $4,955,447 have been designated as collateral for open forward contracts and future contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR after the name of a foreign holding stands for Global Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was The fund [cont] could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam Small Cap Value Fund

The fund's portfolio
November 30, 2005 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
Valassis Communications, Inc. (NON)	68,700	$2,089,854

Aerospace and Defense (2.2%)
AAR Corp. (NON)	510,900	10,698,246
Heico Corp. (S)	87,200	1,990,776
Heico Corp. Class A	27,940	504,317
Herley Industries, Inc. (NON)	128,800	2,121,336
Innovative Solutions & Support, Inc. (NON)	68,650	1,012,588
Teledyne Technologies, Inc. (NON)	68,300	2,236,142
		18,563,405

Airlines (0.9%)
Airtran Holdings, Inc. (NON) (S)	158,400	2,379,168
SkyWest, Inc.	181,200	5,381,640
		7,760,808

Automotive (1.0%)
Aaron Rents, Inc.	67,450	1,400,937
American Axle & Manufacturing Holdings, Inc.	240,800	5,119,408
CLARCOR, Inc.	71,400	2,118,438
		8,638,783

Banking (9.5%)
AMCORE Financial, Inc.	150,300	4,699,881
BankAtlantic Bancorp, Inc. Class A	573,400	7,993,196
Brookline Bancorp, Inc. (S)	442,465	6,221,058
Colonial Bancgroup, Inc.	214,000	5,330,740
East West Bancorp, Inc.	59,000	2,232,560
First Community Bancorp	52,000	2,691,520
First Niagara Financial Group, Inc.	171,497	2,484,992
Flagstar Bancorp, Inc.	312,000	4,701,840
Irwin Financial Corp. (S)	266,700	6,032,754
Netbank, Inc.	618,500	4,570,715
NewAlliance Bancshares, Inc.	149,900	2,239,506
PFF Bancorp, Inc.	156,600	4,784,130
Provident Bankshares Corp.	147,840	5,269,018
Republic Bancorp, Inc.	618,750	7,684,875
Sterling Bancshares, Inc.	266,600	4,156,294
Webster Financial Corp.	95,100	4,551,486
Westcorp	17,320	1,164,597
Wintrust Financial Corp.	38,600	2,168,548
		78,977,710

Basic Materials (0.9%)
Ameron International Corp.	112,300	5,047,885
Chaparral Steel Co. (NON)	88,300	2,207,500
		7,255,385

Broadcasting (0.5%)
Sinclair Broadcast Group, Inc. Class A	449,200	4,321,304

Building Materials (1.9%)
Apogee Enterprises, Inc.	431,400	6,673,758
Interface, Inc. Class A (NON)	317,600	2,645,608
Lennox International, Inc.	213,000	6,221,730
		15,541,096

Capital Goods (0.3%)
Bandag, Inc. (S)	54,800	2,348,180

Chemicals (4.0%)
A. Schulman, Inc.	114,226	2,386,181

Airgas, Inc.	135,100	4,201,610
Chemtura Corp.	399,310	4,811,686
Delta & Pine Land Co.	190,700	4,492,892
H.B. Fuller Co.	53,700	1,663,626
Omnova Solutions, Inc. (NON)	1,413,200	6,642,040
PolyOne Corp. (NON)	1,134,800	6,547,796
RPM, Inc.	148,100	2,754,660
		33,500,491

Commercial and Consumer Services (4.0%)
4Kids Entertainment, Inc. (NON) (S)	107,100	1,751,085
Banta Corp.	157,500	7,953,750
Brink's Co. (The)	110,600	5,105,296
Catalina Marketing Corp. (S)	89,500	2,369,065
ePlus, Inc. (NON)	97,600	1,413,248
MPS Group, Inc. (NON)	228,600	2,873,502
Paxar Corp. (NON)	54,900	1,050,237
RemedyTemp, Inc. Class A (NON)	144,574	1,114,666
TeleTech Holdings, Inc. (NON)	305,500	3,797,365
Walter Industries, Inc. (S)	113,800	5,729,830
		33,158,044

Communications Equipment (2.0%)
Arris Group, Inc. (NON)	237,100	2,304,612
Belden CDT, Inc.	222,200	5,190,592
Inter-Tel, Inc. (S)	262,500	5,362,875
Radyne Comstream Corp. (NON)	202,300	3,068,891
Redback Networks, Inc. (NON) (S)	55,100	743,299
		16,670,269

Computers (1.1%)
Brocade Communications Systems, Inc. (NON)	508,100	2,220,397
Intergraph Corp. (NON)	59,100	2,837,982
Netgear, Inc. (NON)	108,000	2,084,400
Xyratex Ltd. (Bermuda) (NON)	122,800	1,927,960
		9,070,739

Conglomerates (1.4%)
AMETEK, Inc.	117,900	5,023,719
Crane Co. (Australia)	205,700	6,530,975
		11,554,694

Consumer Finance (0.4%)
AmeriCredit Corp. (NON)	120,600	2,990,880

Consumer Goods (2.3%)
American Greetings Corp. Class A (S)	197,700	5,179,740
Blyth Industries, Inc.	199,300	3,946,140
Elizabeth Arden, Inc. (NON)	148,300	2,823,632
Lancaster Colony Corp.	122,100	4,761,900
Prestige Brands Holdings, Inc. (NON)	159,600	1,918,392
Spectrum Brands, Inc. (NON)	53,200	957,600
		19,587,404

Consumer Services (0.4%)
Stewart Enterprises, Inc. Class A	566,500	2,889,150

Distributors (1.0%)
Hughes Supply, Inc.	216,700	8,394,958

Electric Utilities (1.2%)
Sierra Pacific Resources (NON)	412,600	5,561,848
Westar Energy, Inc.	214,800	4,858,776
		10,420,624

Electrical Equipment (2.1%)
Lincoln Electric Holdings, Inc.	78,640	3,209,298
Rofin-Sinar Technologies, Inc. (NON)	71,060	3,067,660
Smith (A.O.) Corp. (S)	72,600	2,642,640
Watsco, Inc.	74,100	4,649,775
WESCO International, Inc. (NON)	98,600	4,116,550
		17,685,923

Electronics (4.8%)

Agilysys, Inc.	169,500	3,228,975
Avnet, Inc. (NON)	232,800	5,238,000
Diodes, Inc. (NON)	54,500	2,200,165
Dionex Corp. (NON)	20,200	954,046
General Cable Corp. (NON)	384,400	6,976,860
Methode Electronics, Inc. Class A	350,200	3,659,590
Monolithic System Technology, Inc. (NON)	428,100	2,615,691
Park Electrochemical Corp.	161,400	4,073,736
Standard Microsystems Corp. (NON)	77,400	2,314,260
TTM Technologies, Inc. (NON)	304,000	2,778,560
X-Rite, Inc.	536,700	5,941,269
		39,981,152

Energy (1.6%)
GulfMark Offshore, Inc. (NON)	128,100	4,275,978
Hydril Co. (NON)	17,800	1,140,980
Pride International, Inc. (NON)	62,600	1,864,854
Tidewater, Inc.	125,800	5,686,160
		12,967,972

Engineering & Construction (0.5%)
EMCOR Group, Inc. (NON)	60,900	4,308,675

Financial (1.0%)
Advanta Corp. Class B	249,700	8,085,286

Food (2.1%)
Chiquita Brands International, Inc.	122,500	2,548,000
Flowers Foods, Inc.	162,150	4,202,928
Ralcorp Holdings, Inc. (NON)	93,000	3,877,170
Sanderson Farms, Inc.	166,800	5,941,416
TreeHouse Foods, Inc. (NON)	67,500	1,331,100
		17,900,614

Forest Products and Packaging (0.3%)
Albany International Corp.	72,400	2,760,612

Health Care Services (2.2%)
AMERIGROUP Corp. (NON)	65,400	1,220,364
Hooper Holmes, Inc.	1,397,200	4,079,824
Odyssey Healthcare, Inc. (NON)	117,000	2,166,840
Pediatrix Medical Group, Inc. (NON)	26,200	2,215,472
PSS World Medical, Inc. (NON)	200,100	3,295,647
Sierra Health Services, Inc. (NON)	34,700	2,714,234
Sunrise Assisted Living, Inc. (NON) (S)	88,000	2,939,200
		18,631,581

Homebuilding (2.0%)
Champion Enterprises, Inc. (NON)	329,700	4,770,759
Fleetwood Enterprises, Inc. (NON)	387,400	4,420,234
Levitt Corp. Class A	252,000	5,450,760
Meritage Homes Corp. (NON)	30,500	2,027,335
		16,669,088

Household Furniture and Appliances (0.2%)
Furniture Brands International, Inc. (S)	99,000	1,975,050

Insurance (10.8%)
American Equity Investment Life Holding Co. (S)	652,800	7,676,928
AmerUs Group Co. (S)	103,100	6,055,063
Bristol West Holdings, Inc.	137,211	2,542,520
Ceres Group, Inc. (NON)	474,729	2,373,645
Commerce Group, Inc.	89,400	5,190,564
FBL Financial Group, Inc. Class A	96,800	3,034,680
Fremont General Corp.	264,600	6,194,286
Hub International, Ltd. (Canada)	98,400	2,371,440
Infinity Property & Casualty Corp.	161,900	5,982,205
Landamerica Financial Group, Inc.	91,300	5,911,675
Navigators Group, Inc. (NON)	65,241	2,636,389
Ohio Casualty Corp.	129,100	3,821,360
Philadelphia Consolidated Holding Corp. (NON)	67,600	6,551,116
Presidential Life Corp.	311,500	6,008,835
Stancorp Financial Group	77,000	7,934,080
State Auto Financial Corp.	132,800	4,572,304
Stewart Information Services	115,100	5,819,456
Zenith National Insurance Corp.	102,300	4,849,020

		89,525,566

Investment Banking/Brokerage (0.6%)
MCG Capital Corp.	372,100	5,280,099

Leisure (0.6%)
Artic Cat, Inc.	220,300	4,621,894

Machinery (1.6%)
Gardner Denver, Inc. (NON)	114,200	5,572,960
Milacron, Inc. (NON)	642,000	815,340
MSC Industrial Direct Co., Inc. Class A	59,900	2,341,491
Stewart & Stevenson Services, Inc.	219,700	4,503,850
		13,233,641

Manufacturing (1.8%)
Acuity Brands, Inc.	200,100	6,221,109
Blount International, Inc. (NON)	145,900	2,268,745
Griffon Corp. (NON)	89,700	2,185,092
Kaman Corp.	137,700	2,645,217
Tennant Co.	35,200	1,651,584
		14,971,747

Media (0.5%)
Journal Communications, Inc. Class A	315,100	4,257,001

Medical Technology (2.4%)
Conmed Corp. (NON)	68,700	1,551,933
Datascope Corp.	166,800	5,854,680
Edwards Lifesciences Corp. (NON)	65,500	2,619,345
Hanger Orthopedic Group, Inc. (NON)	157,800	998,874
Serologicals Corp. (NON) (S)	119,700	2,403,576
Vital Signs, Inc.	131,000	6,252,630
		19,681,038

Metal Fabricators (1.2%)
Mueller Industries, Inc.	172,600	4,672,282
USEC, Inc.	457,100	5,028,100
		9,700,382

Metals (2.0%)
Earle M. Jorgensen Co. (NON)	199,900	1,919,040
Quanex Corp. (S)	95,350	5,897,398
Reliance Steel & Aluminum Co.	51,300	3,309,363
Steel Dynamics, Inc. (S)	66,300	2,295,306
Texas Industries, Inc.	48,400	2,414,192
United States Steel Corp.	22,900	1,090,040
		16,925,339

Oil & Gas (3.3%)
Cabot Oil & Gas Corp. Class A	99,600	4,204,116
Energy Partners, Ltd. (NON) (S)	143,800	3,327,532
Petroleum Development Corp. (NON)	53,300	1,798,875
Range Resources Corp.	144,200	5,370,008
Remington Oil & Gas Corp. (NON)	53,400	1,786,764
St. Mary Land & Exploration Co.	174,700	6,222,814
Universal Compression Holdings, Inc. (NON)	66,200	2,673,156
Warren Resources, Inc. (NON)	136,500	2,141,685
		27,524,950

Pharmaceuticals (1.5%)
Alpharma, Inc. Class A	196,400	5,188,888
First Horizon Pharmaceutical Corp. (NON) (S)	52,700	928,574
Owens & Minor, Inc.	172,300	4,886,428
Par Pharmaceutical Cos., Inc. (NON)	48,900	1,301,229
		12,305,119

Photography/Imaging (1.0%)
Ikon Office Solutions, Inc.	504,500	5,075,270
Imation Corp.	69,500	3,055,220
		8,130,490

Publishing (0.5%)

Playboy Enterprises, Inc. Class B (NON)	263,500	3,775,955

Railroads (0.2%)
RailAmerica, Inc. (NON)	137,000	1,491,930

Real Estate (3.9%)
Anworth Mortgage Asset Corp. (R)	113,600	901,984
Arbor Realty Trust, Inc (R)	145,500	3,925,590
Capital Trust, Inc. Class A (R)	74,600	2,286,490
Cedar Shopping Centers, Inc. (R)	168,500	2,316,875
Entertainment Properties Trust (R)	156,400	6,690,792
Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)	116,000	1,234,240
Getty Realty Corp. (R)	202,300	5,435,801
Lexington Corporate Properties Trust (R)	197,500	4,204,775
Mills Corp. (R) (S)	25,700	1,102,530
National Health Investors, Inc. (R)	149,600	4,136,440
		32,235,517

Restaurants (0.9%)
CBRL Group, Inc.	57,800	2,138,022
Landry's Restaurants, Inc. (S)	190,200	5,144,910
		7,282,932

Retail (5.6%)
Coldwater Creek, Inc. (NON)	61,100	1,918,540
Cost Plus, Inc. (NON)	57,800	1,062,364
CSK Auto Corp. (NON)	195,400	3,028,700
Finlay Enterprises, Inc. (NON)	103,300	1,182,785
Handleman Co.	347,100	4,765,683
Haverty Furniture Cos., Inc.	422,900	5,455,410
Movie Gallery, Inc. (S)	306,600	1,511,538
Nash Finch Co. (S)	140,400	3,772,548
Nautilus Group, Inc. (S)	202,100	3,577,170
New York & Company, Inc. (NON)	87,500	1,491,000
Nu Skin Enterprises, Inc. Class A	168,300	2,925,054
Ruddick Corp.	242,900	4,909,009
Sonic Automotive, Inc.	126,400	2,629,120
Sports Authority, Inc. (The) (NON) (S)	88,400	2,781,948
Stage Stores, Inc.	83,700	2,503,467
Too, Inc. (NON)	95,100	3,008,013
		46,522,349

Semiconductor (1.3%)
Brooks Automation, Inc. (NON)	337,884	4,345,188
Cohu, Inc.	256,300	6,835,521
		11,180,709

Shipping (1.0%)
EGL, Inc. (NON)	157,100	5,834,694
Tsakos Energy Navigation, Ltd. (Norway)	61,500	2,313,015
		8,147,709

Software (0.8%)
Hyperion Solutions Corp. (NON)	42,000	2,223,900
MRO Software, Inc. (NON)	64,800	987,552
SSA Global Technologies, Inc. (NON) (S)	83,700	1,521,666
Support.com, Inc. (NON)	341,900	1,367,600
Verity, Inc. (NON)	75,700	997,726
		7,098,444

Staffing (0.1%)
Kforce, Inc. (NON)	98,835	1,226,542

Technology (0.2%)
LaBarge, Inc. (NON)	93,800	1,249,416

Technology Services (2.0%)
Acxiom Corp.	108,000	2,395,440
DiamondCluster International, Inc. Class A (NON)	252,500	1,600,850
Digitas, Inc. (NON)	263,200	3,290,000
IHS, Inc. Class A (NON) (S)	62,630	1,206,254
MTS Systems Corp.	137,400	4,846,098
Neoware Systems, Inc. (NON) (S)	141,500	3,094,605
		16,433,247

Telecommunications (1.3%)
Brightpoint, Inc. (NON)	93,150	2,621,241
Consolidated Communications Holdings, Inc.	149,700	1,950,591
Earthlink, Inc. (NON)	366,000	4,187,040
Equinix, Inc. (NON)	32,200	1,285,424
Primus Telecommunications GP (NON) (S)	340,000	329,800
		10,374,096

Textiles (0.6%)
Wolverine World Wide, Inc.	238,900	5,188,908

Tire & Rubber (0.8%)
Cooper Tire & Rubber (S)	439,000	6,457,690

Transportation Services (0.5%)
Landstar Systems, Inc.	99,600	4,286,784

Waste Management (0.8%)
Duratek, Inc. (NON)	40,500	664,605
URS Corp. (NON)	141,100	5,943,129
		6,607,734

Total common stocks (cost $566,593,460)		$830,416,959

SHORT-TERM INVESTMENTS (8.5%)(a)
	Principal	Value
	amount/shares

Short-term investments held as collateral for loaned securities with yields ranging from 4.00% to 4.29% and due dates ranging from
December 1, 2005 to January 27, 2006 (d)	$66,184,101	$66,091,275

Putnam Prime Money Market Fund (e)	4,693,439	4,693,439

Total short-term investments (cost $70,784,714)		$70,784,714

TOTAL INVESTMENTS

Total investments (cost $637,378,174) (b)		$901,201,673

NOTES

(a) Percentages indicated are based on net assets of $831,308,625.

(b) The aggregate identified cost on a tax basis is $639,698,769, resulting in gross unrealized appreciation and depreciation of $304,005,641 and $42,502,737, respectively, or net unrealized appreciation of $261,502,904.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at November 30, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2005, the value of securities loaned amounted to $63,645,562. Certain of these securities were sold prior to period-end. The fund received cash collateral of $66,091,275 which is pooled with collateral of other Putnam funds into 25 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $195,771 for the period ended November 30, 2005. During the period ended November 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $99,016,899 and $97,260,592, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, incuding certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: January 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: January 27, 2006